Long-term Investments	12 Months Ended
Mar. 31, 2019
Long-term Investments
Long-term Investments

10. Long-term Investments

In December 2016, the Group entered into an agreement to establish an e-commerce company, Damei Fashion (Shanghai) Culture Media Co., Ltd. ("Damei Fashion") with Shanghai Kuailexun Advertising Promulgation Company Limited ("KLX") and an individual shareholder with an initial investment of RMB4,100,000. The Group holds 41% equity interest shares while KLX and the individual shareholder holds the rest 49% and 10% shares, respectively. The Group accounted for the investment in Damei Fashion under the equity method as the Group has the ability to exert significant influence. The Group recognized  RMB1,592,787,  RMB1,530,228 and RMB976,985 in its share of loss from equity method investments in the combined and consolidated statements of comprehensive loss for the years ended March 31, 2017, 2018 and 2019, respectively.

In January 2018, the Group established Hangzhou Zhiyi Technology Co., Ltd. ("ZHIYI") together with two individual shareholders. ZHIYI is a technological company which the Group contributed RMB190,000 and own equity interest of 19%. The Group accounted for the investment in ZHIYI under the equity method as the Group has the ability to exert significant influence. The Group recognized losses of RMB76,933 and RMB113,067 respectively in its share of loss from equity method investments in the combined and consolidated statements of comprehensive loss for the years ended March 31, 2018 and 2019.

During September 2018, ZHIYI obtained additional investments  at an amount of RMB50,000,000 by third party investors which diluted the Group’s equity interests from 19% to 15.2% and lost its one seat on ZHIYI's board. This resulted in a loss of the Group's ability to exert significant influence over ZHIYI and thereby the Group discontinued application of equity method accounting for ZHIYI. As a result of the transaction, the Group recognized a gain of RMB7,600,000 from the deemed sale of a portion of its shareholding in ZHIYI.